Fair Values of Financial Instruments - Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Balance at January 1	$ 2,872,723	$ 2,766,203
Principal payments received	(75,182)	(31,824)
Unrealized gains included in other comprehensive income	118,168	138,344
Balance at December 31	2,915,709	2,872,723
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at reporting date	$ 0	$ 0